Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 92.3%
Alabama — 1.0%
$ 2,000,000 Alabama Federal Aid Highway
Finance Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%,
09/01/22
............ $ 2,106,914
1,750,000 Alabama Federal Aid Highway Finance
Authority Public Improvement
Revenue Bonds,
5.00%,
09/01/21
............ 1,756,761
1,500,000 Alabama Public School & College
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%,
05/01/24
............ 1,699,216
9,000,000 Alabama Public School and College
Authority School Improvements
Revenue Bonds, Series A,
5.00%,
11/01/33
............ 12,071,358
3,030,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5.00%,
09/01/22
............ 3,190,278
3,660,000 City of Huntsville School Capital
Improvements Warrants
Refunding GO,
5.00%,
09/01/26
............ 4,198,011
1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%,
08/01/26
............ 1,714,957
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%,
01/01/45
(a) .......... 15,115,378
41,852,873
Arizona — 1.3%
875,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5.00%,
07/01/25
............ 996,809
1,300,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds, Series A,
5.00%,
07/01/29
(a) .......... 1,357,873
2,390,000 Arizona School Facilities Board
Advance Refunding COP, Series
A,
5.00%,
09/01/23
............ 2,628,852
Principal
Amount Value
Arizona (continued)
$ 1,715,000 Arizona State Board of Regents
Advance Refunding COP, Series
A,
5.00%,
06/01/24
............ $ 1,944,647
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%,
10/01/26
............ 1,437,059
1,850,000 Maricopa County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
Series A,
5.00%,
09/01/34
............ 2,490,261
1,250,000 Maricopa County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
Series A,
5.00%,
09/01/36
............ 1,675,205
5,000,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%,
01/01/22
............ 5,102,076
8,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%,
01/01/30
............ 11,333,214
8,850,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5.00%,
01/01/22
............ 9,030,674
6,470,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5.00%,
01/01/23
............ 6,920,406
7,970,000 Salt River Project Agricultural
Improvement & Power
District Electric Light & Power
Improvements Revenue Bonds,
Series A,
5.00%,
01/01/27
............ 9,905,196
54,822,272

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Arkansas — 0.2%
$ 7,250,000 State of Arkansas Public Improvements
GO,
5.00%,
10/01/26
............ $ 8,327,396
735,000 University of Arkansas Refunding
Revenue Bonds,
5.00%,
03/01/26
............ 853,215
9,180,611
California — 4.5%
100,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds, (California
Mortgage Insurance),
5.00%,
07/01/23
............ 109,088
200,000 California Municipal Finance
Authority Advance Refunding
Revenue Bonds, (California
Mortgage Insurance),
5.00%,
02/01/25
............ 232,663
200,000 California Municipal Finance
Authority Channing House
Project Advance Refunding
Revenue Bonds, (California
Mortgage Insurance),
5.00%,
05/15/25
............ 234,691
1,410,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/29
............ 1,834,735
1,160,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/30
............ 1,535,592
1,360,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/31
............ 1,835,883
1,840,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/32
............ 2,470,878
1,805,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/33
............ 2,413,449
Principal
Amount Value
California (continued)
$ 1,930,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
05/15/34
............ $ 2,567,297
1,865,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series B,
5.00%,
05/15/35
............ 2,524,527
1,500,000 County of San Bernardino CA Arrow
Head Project Current Refunding
COP, Series A,
5.00%,
10/01/23
............ 1,656,725
5,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%,
06/01/28
............ 6,487,299
4,365,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%,
06/01/29
............ 5,813,466
5,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%,
06/01/31
............ 6,965,029
4,150,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%,
06/01/32
............ 5,750,975
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
01/01/22
............ 5,081,217
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%,
07/01/24
............ 5,707,054
3,500,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%,
08/15/49
(b) .......... 4,099,028

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%,
08/01/27
............ $ 7,001,776
3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%,
05/01/28
............ 4,904,736
800,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%,
10/15/24
............ 923,293
2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5.00%,
08/01/24
............ 2,861,498
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
2020,
5.00%,
05/01/37
............ 12,902,902
2,340,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%,
05/01/31
............ 3,143,606
1,860,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%,
05/01/34
............ 2,468,436
1,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%,
05/01/35
............ 1,324,276
1,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
B,
5.00%,
05/01/31
............ 1,375,371
Principal
Amount Value
California (continued)
$ 1,250,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
B,
5.00%,
05/01/32
............ $ 1,710,129
4,380,000 State of California Advance Refunding
GO,
5.00%,
08/01/25
............ 5,208,472
6,095,000 State of California Advance Refunding
GO,
5.00%,
09/01/25
............ 7,269,327
4,475,000 State of California Advance Refunding
GO,
5.00%,
11/01/25
............ 5,368,479
4,530,000 State of California Advance Refunding
GO, Group B,
5.00%,
09/01/25
............ 5,402,798
2,630,000 State of California Current Refunding
GO,
5.00%,
10/01/25
............ 3,145,938
3,250,000 State of California Current Refunding
GO,
5.00%,
08/01/26
............ 3,998,145
2,000,000 State of California Current Refunding
GO,
5.00%,
04/01/27
............ 2,504,290
8,695,000 State of California Current Refunding
GO, (AGM),
5.25%,
08/01/32
............ 12,358,799
1,620,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds,
5.00%,
12/01/22
............ 1,726,371
7,000,000 State of California Public
Improvements GO,
5.00%,
09/01/22
............ 7,373,414
3,000,000 State of California Public
Improvements GO,
5.00%,
03/01/26
............ 3,505,256
5,715,000 State of California Public
Improvements GO,
5.00%,
10/01/27
............ 6,924,539
750,000 State of California Refunding GO,
5.00%,
04/01/24
............ 847,368
8,000,000 State of California Refunding GO,
5.00%,
10/01/25
............ 9,199,914
7,230,000 State of California School
Improvements GO,
5.00%,
11/01/28
............ 9,171,144

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,360,000 University of California Refunding
Revenue Bonds, Series AJ,
4.60%,
05/15/31
............ $ 7,636,027
1,235,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
10/01/37
............ 1,662,216
189,238,116
Colorado — 2.5%
10,000,000 City & County of Denver CO Airport
System Revenue,
5.00%,
12/01/32
............ 12,620,851
5,850,000 City & County of Denver CO Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%,
12/01/28
............ 7,537,268
8,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%,
11/15/22
............ 8,506,710
2,175,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A1,
5.00%,
11/15/32
............ 2,925,148
5,000,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%,
11/15/23
............ 5,551,983
3,300,000 City & County of Denver CO Airport
System Revenue Refunding
Revenue Bonds, Series A2,
5.00%,
11/15/25
............ 3,951,697
4,000,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series D,
5.00%,
11/15/31
(b) .......... 4,244,252
2,490,000 Colorado Health Facilities Authority
Current Refunding Revenue
Bonds,
5.00%,
11/15/37
............ 3,370,460
5,000,000 Colorado Health Facilities Authority
Current Refunding Revenue
Bonds,
5.00%,
11/15/39
............ 6,732,737
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%,
11/01/24
............ 2,363,476
Principal
Amount Value
Colorado (continued)
$ 2,000,000 Denver City & County School District
No 1 Refunding GO, (State Aid
Withholding),
5.00%,
12/01/24
............ $ 2,315,957
4,275,000 Regional Transportation District Sales
Tax Revenue Advance Refunding
Revenue Bonds,
1.18%,
11/01/27
............ 4,250,734
15,010,000 Regional Transportation District Sales
Tax Revenue Current Refunding
Revenue Bonds,
5.00%,
11/01/29
............ 19,998,913
15,000,000 Regional Transportation District Sales
Tax Revenue Current Refunding
Revenue Bonds,
4.00%,
11/01/39
............ 18,549,194
890,000 Weld County School District No RE-2
Eaton Schools Improvements
GO, (State Aid Withholding),
5.00%,
12/01/23
............ 990,314
103,909,694
Connecticut — 3.3%
9,000,000 Connecticut State Health &
Educational Facilities Authority
Refunding Revenue Bonds, Series
A,
1.45%,
07/01/42
(b)(c) ........ 9,114,411
6,500,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
4.00%,
07/01/31
............ 8,331,142
10,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A-4,
2.00%,
07/01/49
(b) .......... 10,100,013
8,880,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%,
07/01/40
(b) .......... 11,303,639
11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%,
07/01/27
............ 14,148,986

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 1,000,000 Hartford County Metropolitan
District Refunding Notes GO,
5.00%,
03/01/25
............ $ 1,121,795
325,000 Hartford County Metropolitan
District Refunding Notes GO,
Series C, (AGM),
5.00%,
11/01/23
............ 360,449
5,860,000 Hartford County Metropolitan
District Refunding Notes GO,
Series C, (AGM),
5.00%,
11/01/25
............ 7,016,278
2,350,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%,
03/01/29
............ 2,736,633
1,380,000 State of Connecticut Clean Water
Fund - State Revolving Fund
Refunding Revenue Bonds, Series
A,
5.00%,
05/01/31
............ 1,713,857
5,000,000 State of Connecticut Current
Refunding GO, Series C,
5.00%,
07/15/22
............ 5,235,251
8,650,000 State of Connecticut Current
Refunding GO, Series C,
5.00%,
07/15/24
............ 9,880,396
30,000,000 State of Connecticut Refunding GO,
Series C,
5.00%,
06/01/23
............ 31,226,250
1,245,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/26
............ 1,517,817
1,700,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/27
............ 2,134,966
1,715,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/28
............ 2,209,908
1,700,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/29
............ 2,239,980
2,200,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/29
............ 2,898,798
Principal
Amount Value
Connecticut (continued)
$ 1,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/30
............ $ 2,015,321
2,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A,
5.00%,
05/01/31
............ 2,730,722
3,100,000 State of Connecticut Special Tax
Revenue Public Improvements
Revenue Bonds, Series A,
5.00%,
08/01/22
............ 3,252,628
1,250,000 State of Connecticut Special Tax
Revenue Transportation
Infrastructure Advance Refunding
Revenue Bonds,
5.00%,
08/01/22
............ 1,311,543
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%,
09/01/24
............ 2,181,828
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%,
09/01/27
............ 5,725,009
445,000 University of Connecticut University
& College Improvements
Revenue Bonds, Series A,
5.00%,
01/15/27
............ 550,722
141,058,342
Delaware — 2.2%
10,000,000 Delaware State Health Facilities
Authority Current Refundin
Revenue Bonds,
5.00%,
10/01/45
............ 12,760,776
2,415,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/28
............ 3,105,377
1,165,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/29
............ 1,530,568
1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/30
............ 1,674,388

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Delaware (continued)
$ 1,250,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/31
............ $ 1,666,923
5,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
07/01/32
............ 6,742,363
1,500,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/32
............ 1,994,118
3,400,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
07/01/33
............ 4,566,349
1,000,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%,
09/01/35
............ 1,318,619
5,825,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%,
07/01/26
............ 7,137,003
10,000,000 State of Delaware Current Refunding
GO,
5.00%,
02/01/28
............ 12,861,227
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%,
10/01/27
............ 9,824,411
10,800,000 State of Delaware Public Facilities GO,
5.00%,
02/01/25
............ 12,613,172
9,650,000 State of Delaware Public Facilities GO,
5.00%,
02/01/26
............ 11,681,426
2,885,000 State of Delaware Public
Improvements GO,
5.00%,
03/01/24
............ 3,249,128
92,725,848
District of Columbia — 2.1%
8,000,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5.00%,
10/01/21
............ 8,063,890
1,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%,
06/01/25
............ 1,181,580
Principal
Amount Value
District of Columbia (continued)
$ 4,145,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%,
03/01/25
............ $ 4,839,862
8,800,000 District of Columbia Public
Improvements Revenue Bonds,
Series A,
5.00%,
03/01/26
............ 10,633,482
3,500,000 District of Columbia Public
Improvements Revenue Bonds,
Series B,
5.00%,
10/01/27
............ 4,438,398
11,735,000 District of Columbia Refunding
Revenue Bonds, Series C,
5.00%,
10/01/23
............ 12,971,895
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
B,
5.00%,
10/01/52
............ 12,106,270
5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%,
10/01/26
............ 6,109,203
9,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%,
10/01/27
............ 11,295,171
5,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%,
10/01/28
............ 6,417,869
6,415,000 Metropolitan Washington Airports
Authority Aviation Revenue
Airport & Marina Improvements
Revenue Bonds, Series A,
5.00%,
10/01/29
............ 8,413,355
86,470,975
Florida — 3.6%
740,000 County of Hillsborough Refunding
GO,
5.00%,
07/01/25
............ 876,060
5,000,000 Orange County Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%,
11/15/52
(b) .......... 6,186,791

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Florida (continued)
$ 1,065,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4.00%,
10/01/22
............ $ 1,113,060
1,255,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
4.00%,
10/01/24
............ 1,401,204
1,000,000 Peace River Manasota Regional Water
Supply Authority Refunding
Revenue Bonds,
5.00%,
10/01/25
............ 1,188,851
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%,
07/01/29
............ 13,243,829
16,355,000 State of Florida Current Refunding
GO, Series A,
5.00%,
07/01/30
............ 22,097,281
5,000,000 State of Florida Current Refunding
GO, Series A,
5.00%,
07/01/24
............ 5,702,336
3,475,000 State of Florida Current Refunding
GO, Series A,
5.00%,
06/01/24
............ 3,955,143
2,565,000 State of Florida Current Refunding
GO, Series D,
5.00%,
06/01/23
............ 2,796,435
1,750,000 State of Florida Current Refunding
GO, Series F,
5.00%,
06/01/28
............ 2,135,557
11,525,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/29
............ 15,057,495
12,105,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/30
............ 16,135,187
12,710,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/31
............ 17,300,641
13,345,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/32
............ 18,552,481
Principal
Amount Value
Florida (continued)
$ 2,380,000 State of Florida Department of
Transportation Turnpike System
Revenue, Series A,
5.00%,
07/01/22
............ $ 2,487,654
2,465,000 State of Florida Department of
Transportation Turnpike System
Revenue, Series C,
5.00%,
07/01/22
............ 2,576,499
9,800,000 State of Florida Refunding GO, Series
B,
5.00%,
07/01/24
............ 10,240,507
5,350,000 State of Florida Refunding GO, Series
C,
5.00%,
06/01/23
............ 5,832,720
3,895,000 State of Florida Refunding GO, Series
C,
5.00%,
06/01/24
............ 4,245,685
153,125,416
Georgia — 3.8%
800,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%,
07/01/22
............ 835,884
1,950,000 Brookhaven Development Authority
Revenue Bonds, Series A,
5.00%,
07/01/23
............ 2,130,757
21,000,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%,
07/01/49
............ 24,672,041
750,000 Cherokee County Board of Education
Advance Refunding GO, (State
Aid Withholding),
5.00%,
02/01/23
............ 805,161
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/24
............ 2,280,306
5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/25
............ 5,919,324
4,225,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/26
............ 5,169,696
11,445,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/27
............ 14,390,073

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 5,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/28
............ $ 6,454,539
1,400,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/24
............ 1,590,946
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/25
............ 2,354,038
2,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/26
............ 2,429,789
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/27
............ 3,740,331
3,000,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%,
07/01/28
............ 3,828,522
810,000 Development Authority of Bulloch
County Current Refunding
Revenue Bonds,
5.00%,
08/01/22
............ 848,213
2,075,000 Development Authority of Cobb
County Advance Refunding
Revenue Bonds,
5.00%,
07/15/23
............ 2,265,668
385,000 Development Authority of Cobb
County Advance Refunding
Revenue Bonds,
5.00%,
07/15/24
............ 437,561
635,000 Development Authority of Cobb
County Advance Refunding, Pre-
refunded, Revenue Bonds,
5.00%,
07/15/23
(a) .......... 694,944
115,000 Development Authority of Cobb
County Advance Refunding, Pre-
refunded, Revenue Bonds,
5.00%,
07/15/24
(a) .......... 131,228
5,310,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%,
02/15/22
............ 5,445,701
Principal
Amount Value
Georgia (continued)
$ 4,250,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%,
02/15/23
............ $ 4,561,098
6,010,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%,
02/15/25
............ 6,989,809
3,000,000 Gainesville & Hall County Hospital
Authority Current Refunding
Revenue Bonds,
5.00%,
02/15/26
............ 3,607,677
2,000,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/28
............ 2,581,085
1,750,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/28
............ 2,258,449
3,800,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/29
............ 5,016,450
3,190,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/29
............ 4,211,177
2,500,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/30
............ 3,364,524
3,000,000 Georgia State Road & Tollway
Authority Highway
Improvements Revenue Bonds,
5.00%,
06/01/30
............ 4,037,429
3,935,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%,
02/01/22
............ 4,031,018
1,975,000 Lowndes County Board of Education
School Improvements GO, (State
Aid Withholding),
5.00%,
02/01/23
............ 2,120,257
1,555,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%,
08/01/26
............ 1,890,566

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 1,100,000 South Regional Joint Development
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%,
08/01/26
............ $ 1,337,378
3,265,000 State of Georgia Advance Refunding
GO, Series C-1,
5.00%,
01/01/24
............ 3,650,686
1,950,000 State of Georgia Public Improvements
GO, Series A-2,
5.00%,
02/01/25
............ 2,184,421
2,230,000 State of Georgia School Improvements
GO, Series A-1,
5.00%,
02/01/25
............ 2,603,535
18,020,000 State of Georgia University and
College Improvements GO, Series
A-1,
5.00%,
02/01/24
............ 20,219,148
161,089,429
Hawaii — 3.2%
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%,
09/01/25
............ 11,881,852
4,940,000 City & County of Honolulu HI
Transit Improvements GO, Series
E,
5.00%,
09/01/29
(b) .......... 5,359,077
3,000,000 City & County of Honolulu Public
Improvements Refunding GO,
Series D,
5.00%,
08/01/23
............ 3,293,279
12,260,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/31
............ 16,117,819
11,965,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/32
............ 15,657,164
5,865,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/33
............ 7,649,808
2,500,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/35
............ 3,130,593
Principal
Amount Value
Hawaii (continued)
$ 2,000,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.71%,
07/01/26
............ $ 2,043,550
2,250,000 State of Hawaii Airports System
Revenue Current Refunding
Revenue Bonds, Series E,
1.81%,
07/01/27
............ 2,297,493
1,500,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5 .00%,
07/01/26
............ 1,815,047
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/27
............ 5,171,023
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/28
............ 9,326,174
3,915,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/29
............ 5,090,742
3,750,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/30
............ 4,953,689
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%,
07/01/31
............ 12,724,806
11,920,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%,
07/01/32
............ 14,509,767
2,500,000 State of Hawaii Harbor System
Revenue Current Refunding
Revenue Bonds, Series C,
4.00%,
07/01/31
............ 3,112,270
5,420,000 State of Hawaii Public Improvements
GO, Series EH,
5.00%,
08/01/33
(a) .......... 5,943,300

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Hawaii (continued)
$ 2,515,000 State of Hawaii Public Improvements
GO, Series FK,
5.00%,
05/01/29
............ $ 3,136,100
1,180,000 University of Hawaii Advance
Refunding Revenue Bonds, Series
F,
5.00%,
10/01/22
............ 1,247,651
134,461,204
Idaho — 0.1%
500,000 Canyon County School District No
131 Nampa Advance Refunding
GO, (School Board GTY),
5.00%,
09/15/24
............ 568,484
900,000 Canyon County School District No
131 Nampa Advance Refunding
GO, (School Board GTY),
5.00%,
09/15/25
............ 1,058,261
810,000 Idaho Bond Bank Authority Current
Refunding Revenue Bonds, Series
D,
5.00%,
09/15/23
............ 854,103
690,000 Idaho Bond Bank Authority Current
Refunding Revenue Bonds, Series
D,
5.00%,
09/15/23
(a) .......... 727,163
3,208,011
Illinois — 0 .2%
250,000 Glenview Park District Recreation
Facilities Improvements GO,
5.00%,
12/01/25
............ 296,272
300,000 Glenview Park District Recreation
Facilities Improvements GO,
5.00%,
12/01/26
............ 366,231
275,000 Glenview Park District Recreation
Facilities Improvements GO,
5.00%,
12/01/27
............ 341,725
250,000 Glenview Park District Recreation
Facilities Improvements GO,
5.00%,
12/01/28
............ 310,659
500,000 Illinois State Toll Highway Authority
Refunding Revenue Bonds, Series
D,
5.00%,
01/01/24
............ 556,747
3,250,000 Metropolitan Water Reclamation
District of Greater Chicago
Current Refunding GO, Series A,
5.00%,
12/01/24
............ 3,759,906
Principal
Amount Value
Illinois (continued)
$ 2,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Refunding GO, Series D,
5.00%,
12/01/22
............ $ 2,128,826
850,000 Peoria Metropolitan Airport Authority
Advance Refunding GO, Series
D,
5.00%,
12/01/24
............ 984,897
8,745,263
Indiana — 0.3%
355,000 Center Grove 2000 Building Corp.
Current Refunding Revenue
Bonds, (State Aid Intercept
Program),
5.00%,
01/10/24
............ 395,504
235,000 Columbus Multi-High School
Building Corp. Refunding
Revenue Bonds, (State Aid
Intercept Program),
5.00%,
07/15/22
............ 245,803
1,330,000 GCS School Building Corp. One, First
Mortgage Refunding Revenue
Bonds, (State Aid Intercept
Program),
5.00%,
01/15/22
............ 1,358,862
250,000 GCS School Building Corp. One, First
Mortgage Refunding Revenue
Bonds, (State Aid Intercept
Program),
5.00%,
07/15/22
............ 261,419
7,025,000 Indiana Finance Authority Health Care
Facilities Revenue Bonds,
0 .70%,
12/01/46
(b) .......... 7,058,913
2,000,000 Indiana Finance Authority University
Health Obligated Group Revenue
Bonds,
1.65%,
12/01/42
(a)(b) ........ 2,012,655
11,333,156
Iowa — 1.2%
6,110,000 Iowa Finance Authority Advance
Refunding Revenue Bonds,
5.00%,
08/01/21
............ 6,110,000
5,000,000 Iowa Finance Authority Green Bond,
Series A,
5.00%,
08/01/35
............ 6,701,370
1,750,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/27
............ 2,214,926

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Iowa (continued)
$ 1,425,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/28
............ $ 1,852,374
1,000,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/29
............ 1,331,413
1,210,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/30
............ 1,646,307
1,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/31
............ 1,738,623
2,360,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%,
08/01/32
............ 3,271,542
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%,
06/01/28
............ 3,644,164
3,920,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%,
09/01/24
............ 4,497,536
4,325,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%,
09/01/26
............ 5,305,457
4,535,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%,
09/01/27
............ 5,722,285
4,785,000 State of Iowa Board of Regents Current
Refunding Revenue Bonds,
5.00%,
09/01/28
............ 6,190,967
50,226,964
Kansas — 0.1%
1,065,000 Kansas Turnpike Authority Advance
Refunding Revenue Bonds, Series
A,
5.00%,
09/01/31
............ 1,404,980
1,260,000 Sedgwick County Public Building
Commission Technical Education
Complex Refunding Revenue
Bonds, Series 2,
5.00%,
08/01/23
............ 1,383,177
2,788,157
Maine — 0.2%
725,000 Maine Governmental Facilities
Authority Facilities Improvements
Revenue Bonds, Series A,
5.00%,
10/01/23
............ 800,750
Principal
Amount Value
Maine (continued)
$ 1,000,000 Maine Health & Higher Educational
Facilities Authority Current
Refunding Revenue Bonds, Series
A, (AGM),
5.00%,
07/01/31
............ $ 1,362,302
2,835,000 State of Maine Highway Improvements
GO, Series B,
5.00%,
06/01/28
............ 3,660,878
3,400,000 State of Maine Highway Improvements
GO, Series B,
5.00%,
06/01/29
............ 4,497,488
10,321,418
Maryland — 3.4%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%,
04/01/27
............ 6,713,437
2,810,000 County of Anne Arundel School
Improvements GO,
5.00%,
04/01/28
............ 3,287,804
1,200,000 County of Baltimore 78th Issue
Refunding GO,
5.00%,
02/01/29
............ 1,442,704
3,835,000 County of Baltimore 81st Issue
Refunding GO,
5.00%,
03/01/23
............ 4,134,599
2,730,000 County of Baltimore Refunding GO,
5.00%,
03/01/23
............ 2,943,274
2,000,000 County of Baltimore Refunding GO,
5.00%,
03/01/27
............ 2,503,117
2,860,000 County of Charles Public School
Improvements GO,
5.00%,
10/01/21
............ 2,882,888
1,500,000 County of Frederick Refunding GO,
Series A,
5.00%,
02/01/25
............ 1,751,257
4,500,000 County of Montgomery Advance
Refunding GO, Series B,
5.00%,
06/01/23
............ 4,906,026
2,000,000 County of Montgomery Public
Improvements GO, Series A,
5.00%,
12/01/27
............ 2,316,419
3,500,000 County of Montgomery Refunding
GO, Series A,
5 .00%,
11/01/23
............ 3,885,942
3,185,000 County of Prince George's Public
School Improvement GO, Series
A,
5.00%,
09/15/25
............ 3,803,827

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 3,110,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%,
07/01/24
............ $ 3,549,787
1,000,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/23
............ 1,093,707
945,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/24
............ 1,077,742
2,750,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/29
............ 3,642,053
1,000,000 Maryland State Transportation
Authority Highway
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/30
............ 1,353,139
9,255,000 State of Maryland Advance Refunding
GO, Series B,
5.00%,
08/01/25
............ 11,005,573
6,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%,
02/01/25
............ 6,440,011
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%,
11/01/26
............ 11,557,051
8,035,000 State of Maryland Public
Improvements GO, Series A,
5.00%,
08/01/24
(a) .......... 8,819,263
1,000,000 State of Maryland Public
Improvements GO, Series A,
5.00%,
03/15/25
............ 1,172,845
7,015,000 State of Maryland Refunding GO,
Series 2-C,
5.00%,
08/01/23
............ 7,705,234
7,700,000 State of Maryland School
Improvements GO, 1st Series,
5.00%,
06/01/23
............ 8,396,245
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%,
03/15/23
............ 21,600,728
Principal
Amount Value
Maryland (continued)
$ 1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%,
04/01/24
............ $ 1,889,580
7,500,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO,
(County GTY),
5.00%,
06/01/22
............ 7,806,929
5,000,000 Washington Suburban Sanitary
Commission Water & Sewer
System Improvements GO, 2nd
Series, (County GTY),
5.00%,
06/01/25
............ 5,910,003
143,591,184
Massachusetts — 3.4%
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%,
07/01/31
............ 15,832,200
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%,
10/01/26
............ 11,517,378
835,000 Commonwealth of Massachusetts
Advance Refunding GO, Series E,
5.00%,
11/01/23
............ 926,675
3,900,000 Commonwealth of Massachusetts
Highway Improvements Revenue
Bonds, Series B,
5.00%,
06/15/22
............ 4,067,102
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%,
07/01/32
............ 2,355,105
8,000,000 Commonwealth of Massachusetts
Refunding GO, Series C, (AGM),
5.25%,
11/01/26
............ 10,004,894
5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%,
06/01/27
............ 6,077,749
280,000 Commonwealth of Massachusetts
Water Utility Improvements GO,
Series I,
5.00%,
12/01/28
............ 346,152
1,000,000 Massachusetts Bay Transportation
Authority Advance Refunding
Revenue Bonds, Senior Series B,
5.00%,
07/01/33
............ 1,173,992

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Bay Transportation
Authority Transit Improvements
Revenue Bonds, Series A-1,
5.00%,
07/01/24
............ $ 2,280,934
1,500,000 Massachusetts Bay Transportation
Authority Transit Improvements
Revenue Bonds, Series A-1,
5.00%,
07/01/25
............ 1,774,510
1,000,000 Massachusetts Bay Transportation
Authority Transit Improvements
Revenue Bonds, Series A-1,
5.00%,
07/01/26
............ 1,223,597
1,000,000 Massachusetts Bay Transportation
Authority Transit Improvements
Revenue Bonds, Series A-1,
5.00%,
07/01/28
............ 1,294,035
7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Series 2020,
5.00%,
02/01/36
............ 8,434,037
8,000,000 Massachusetts Clean Water Trust
Advance Green Revenue Bond,
Sub Series 2017A,
5.00%,
02/01/33
............ 8,564,612
9,500,000 Massachusetts Clean Water Trust
Advance Refunding Revenue
Bonds, Series 2017,
5.00%,
08/01/21
............ 9,500,000
3,325,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bond,
5.00%,
08/01/31
............ 4,516,998
2,265,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%,
02/01/29
............ 2,986,649
2,380,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%,
02/01/30
............ 3,211,290
5,035,000 Massachusetts Clean Water Trust
Revenue Bond, Series 23B,
5.00%,
02/01/32
............ 6,919,755
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%,
07/15/33
............ 6,086,778
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%,
10/15/27
............ 12,799,675
Principal
Amount Value
Massachusetts (continued)
$ 4,050,000 Massachusetts Development Finance
Agency Current Refunding
Revenue Bonds, Series A,
5.00%,
10/15/26
............ $ 5,029,140
3,500,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
0.45%,
07/01/41
(b) .......... 3,509,478
1,000,000 Massachusetts Port Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/37
............ 1,350,451
1,500,000 Massachusetts Port Authority Current
Refunding Revenue Bonds, Series
B,
5.00%,
07/01/36
............ 1,990,739
1,000,000 Massachusetts Port Authority Current
Refunding Revenue Bonds, Series
B,
5.00%,
07/01/37
............ 1,321,997
3,500,000 Massachusetts School Building
Authority Refunding Revenue
Bonds, Senior Series A,
5.00%,
08/15/23
............ 3,677,239
500,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series A,
5.00%,
08/01/22
............ 524,617
3,050,000 Massachusetts Water Resources
Authority Refunding Revenue
Bonds, Series C,
5.00%,
08/01/22
............ 3,200,166
142,497,944
Michigan — 0.2%
225,000 Allegan Public School District Current
Refunding GO, (Q-SBLF),
5.00%,
05/01/25
............ 264,126
200,000 Caledonia Community Schools
Refunding GO, (Q-SBLF),
5.00%,
05/01/23
............ 217,007
950,000 L'Anse Creuse Public Schools Current
Refunding GO, (Q-SBLF),
5.00%,
05/01/23
............ 1,029,388
1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5.00%,
10/15/21
............ 1,009,872

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Michigan (continued)
$ 1,000,000 Michigan State Building Authority
Current Refunding Revenue
Bonds, (Facilities Program),
5.00%,
04/15/24
............ $ 1,130,465
1,000,000 Michigan State University Refunding
Revenue Bonds, Series A,
5.00%,
08/15/31
............ 1,174,949
1,000,000 University of Michigan Advance
Refunding Revenue Bonds, Series
A,
5.00%,
04/01/22
............ 1,032,764
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%,
04/01/26
............ 3,647,330
290,000 Wayne-Westland Community Schools
Improvements GO, (Q-SBLF),
5.00%,
11/01/22
............ 307,551
9,813,452
Minnesota — 1.2%
600,000 Cambridge-Isanti Independent School
District No 911 Crossover
Refunding GO, Series D, (School
District Credit Program),
5.00%,
02/01/25
............ 697,079
1,515,000 Cambridge-Isanti Independent School
District No 911 School Building
Refunding GO, Series D, (School
District Credit Program),
5.00%,
02/01/24
............ 1,694,635
2,000,000 City of Rochester Advance Refunding
GO, Series B,
5.00%,
12/01/24
............ 2,318,128
10,000,000 Metropolitan Council Transit
Improvements GO, Series B,
5.00%,
12/01/23
............ 11,137,067
10,000,000 Metropolitan Council Transit
Improvements GO, Series B,
5.00%,
12/01/24
............ 11,594,260
1,815,000 Minnesota Public Facilities Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%,
03/01/27
............ 2,197,752
2,535,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%,
02/01/23
............ 2,719,459
Principal
Amount Value
Minnesota (continued)
$ 2,805,000 Robbinsdale Independent School
District No 281 Current
Refunding GO, Series A, (School
District Credit Program),
5.00%,
02/01/24
............ $ 3,143,574
2,200,000 Sartell-St Stephen Independent School
District No 748 GO, Series A,
(School District Credit Program),
5.00%,
02/01/25
............ 2,560,133
1,500,000 State of Minnesota Advance Refunding
GO, Series D,
5.00%,
08/01/25
............ 1,785,043
2,335,000 State of Minnesota Advance Refunding
GO, Series D,
5.00%,
08/01/23
............ 2,564,750
2,870,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%,
10/01/23
............ 3,175,145
1,395,000 State of Minnesota Public
Improvements COP,
5.00%,
06/01/24
............ 1,585,194
2,910,000 State of Minnesota Public
Improvements COP,
5.00%,
06/01/26
............ 3,293,478
1,000,000 Waconia Independent School District
No 110 Refunding GO, Series A,
(School District Credit Program),
5.00%,
02/01/24
............ 1,119,103
51,584,800
Mississippi — 0.3%
2,310,000 Mississippi Development Bank
Harrison County Highway
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/25
............ 2,670,488
10,000,000 State of Mississippi Public
Improvements GO, Series B,
5.00%,
12/01/31
(a) .......... 11,136,500
13,806,988
Missouri — 0.4%
4,890,000 Curators of the University of Missouri
Refunding Revenue Bonds, Series
B,
5.00%,
11/01/30
............ 6,656,191
4,000,000 Health & Educational Facilities
Authority of the State of Missouri
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/31
............ 5,458,176

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Missouri (continued)
$ 600,000 Health & Educational Facilities
Authority of the State of Missouri
Refunding Revenue Bonds, Series
A,
5.00%,
02/15/27
............ $ 739,186
400,000 Health & Educational Facilities
Authority of the State of Missouri
Refunding Revenue Bonds, Series
A,
5.00%,
02/15/31
............ 512,356
905,000 Missouri State Environmental
Improvement & Energy
Resources Authority Advance
Refunding Revenue Bonds, Series
B,
5.00%,
01/01/25
............ 1,049,911
2,000,000 Missouri State Health & Educational
Facilities Authority Columbia
Arena Project Refunding Revenue
Bonds,
5.00%,
10/01/21
............ 2,015,643
500,000 North Kansas City School District
No 74 School Improvements
Refunding GO, (State Aid Direct
Deposit),
5.00%,
03/01/24
............ 562,415
16,993,878
Montana — 0.1%
1,000,000 State of Montana Public Facilities GO,
Series G,
5.00%,
08/01/27
............ 1,264,322
1,500,000 State of Montana Public Facilities GO,
Series G,
5.00%,
08/01/28
............ 1,947,484
3,211,806
Nevada — 0.2%
5,180,000 Las Vegas Valley Water District
Current Refunding GO, Series A,
5.00%,
06/01/30
............ 6,986,930
New Hampshire — 0.2%
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5.00%,
12/01/21
............ 4,054,809
3,990,000 State of New Hampshire Public
Improvements GO, Series B,
5.00%,
12/01/22
............ 4,251,989
8,306,798
Principal
Amount Value
New Jersey — 3.3%
$ 1,060,000 County of Ocean Current Refunding
GO, Series B,
4.00%,
08/01/24
............ $ 1,181,959
1,825,000 County of Ocean Public
Improvements GO, Series A,
5.00%,
08/01/24
............ 2,089,484
1,255,000 County of Ocean Public
Improvements GO, Series A,
5.00%,
08/01/25
............ 1,491,279
1,340,000 County of Ocean Public
Improvements GO, Series A,
5.00%,
08/01/27
............ 1,697,812
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%,
12/01/23
............ 1,113,210
1,000,000 Monmouth County Improvement
Authority Cash Flow
Management Revenue Bonds,
Series B, (County GTY),
5.00%,
12/01/24
............ 1,158,702
200,000 Monmouth County Improvement
Authority Refunding Revenue
Bonds (County GTY, Municipal
Government GTY),
5.00%,
12/01/22
............ 213,021
5,000,000 New Jersey Economic Development
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%,
11/01/21
............ 5,058,694
3,295,000 New Jersey Economic Development
Authority Refunding Revenue
Bonds, Series GG,
5 .00%,
09/01/21
............ 3,304,672
5,095,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%,
03/01/31
............ 7,043,711
4,920,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%,
09/01/22
............ 5,174,199
1,500,000 New Jersey Health Care Facilities
Financing Authority Revenue
Bonds,
5.00%,
07/01/23
............ 1,638,135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 1,000,000 New Jersey Health Care Facilities
Financing Authority RWJ
Barnabas Health System
Obligated Group Refunding
Revenue Bonds,
5.00%,
07/01/23
............ $ 1,093,707
4,455,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds,
5.00%,
09/01/26
............ 5,490,122
1,855,000 New Jersey Transit Corp. Refunding
Revenue Bonds, Series A,
5.00%,
09/15/21
............ 1,864,619
10,300,000 New Jersey Transportation Trust Fund
Authority Current Refunding
Revenue Bonds, Series A,
5.00%,
06/15/23
............ 11,210,408
5,000,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, (NATL-RE),
5.25%,
12/15/21
............ 5,092,614
3,860,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series A,
5.50%,
12/15/21
............ 3,935,033
2,000,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series A,
5.25%,
12/15/21
............ 2,037,046
7,750,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series B, (NATL-RE),
5.50%,
12/15/21
............ 7,900,648
100,000 New Jersey Transportation Trust Fund
Authority Refunding Revenue
Bonds, Series D,
5.00%,
12/15/23
............ 111,181
1,770,000 New Jersey Transportation Trust Fund
Authority Transit Improvements
Refunding Revenue Bonds, Series
A,
5.25%,
12/15/22
............ 1,891,852
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%,
01/01/27
............ 9,066,414
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%,
01/01/30
............ 5,570,958
Principal
Amount Value
New Jersey (continued)
$ 3,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.86%,
01/01/31
............ $ 3,535,807
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%,
01/01/27
............ 1,236,172
2,380,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%,
01/01/25
............ 2,754,927
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%,
01/01/27
............ 3,430,376
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%,
01/01/29
............ 3,072,823
2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds Series A,
5.00%,
01/01/29
............ 2,434,202
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%,
01/01/32
............ 3,745,209
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%,
01/01/33
............ 3,456,014
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds,Series A,
5.00%,
01/01/34
............ 4,889,518
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%,
05/01/28
............ 2,038,461
20,000,000 State of New Jersey COVID-19 GO,
Series A, (State Aid Withholding),
5.00%,
06/01/24
............ 22,665,942
139,688,931
New Mexico — 0.0%
500,000 Albuquerque Municipal School
District No 12 School
Improvements GO, Series 2017,
(State Aid Withholding),
5.00%,
08/01/24
............ 571,329

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New Mexico (continued)
$ 1,000,000 Hobbs School District No 16 School
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
09/15/28
............ $ 1,141,311
1,712,640
New York — 16.5%
10,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/26
............ 12,274
10,025,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/21
............ 10,025,000
30,000,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/22
............ 31,473,951
9,005,000 City of New York Current Refunding
GO, Series A-1,
5.00%,
08/01/30
............ 12,150,195
15,000,000 City of New York Current Refunding
GO, Series E,
5.00%,
08/01/23
............ 16,466,394
9,400,000 City of New York Current Refunding
GO, Series E,
5 .00%,
08/01/24
............ 10,756,188
8,000,000 City of New York GO, Sub-Series B-3,
0.13%,
10/01/46
(b) .......... 8,000,000
1,400,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5.00%,
04/01/28
(c) .......... 1,796,984
2,000,000 City of New York Public
Improvements GO, Series I,
Subseries I-A,
5.00%,
04/01/29
(c) .......... 2,626,791
2,910,000 City of New York Public
Improvements GO, Sub-Series
D-1,
5.00%,
08/01/22
............ 3,052,973
32,750,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%,
08/01/38
(b)(c) ........ 35,744,568
2,135,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%,
03/01/24
............ 2,297,193
650,000 City of New York Refunding GO,
Series C,
5.00%,
08/01/22
............ 681,936
Principal
Amount Value
New York (continued)
$ 8,170,000 City of New York Refunding GO,
Series D,
5.00%,
08/01/22
............ $ 8,571,406
3,575,000 City of New York Refunding GO,
Series F,
5.00%,
08/01/29
............ 3,660,424
2,500,000 City of New York Refunding GO,
Series G,
5.00%,
08/01/21
............ 2,500,000
18,500,000 City of New York Refunding GO,
Series G,
5.00%,
08/01/22
............ 19,408,936
5,000,000 City of New York Refunding GO,
Series I,
5.00%,
08/01/25
............ 5,484,572
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%,
08/01/25
(c) .......... 11,220,851
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%,
11/15/31
............ 2,521,155
240,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%,
11/15/28
............ 291,489
1,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%,
11/15/29
............ 1,234,065
3,020,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%,
11/15/30
............ 3,186,030
300,000 Metropolitan Transportation Authority
Green Purpose Revenue Bonds,
Series A1,
5.00%,
11/15/27
............ 371,641
24,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A-2,
5.00%,
11/15/48
(b) .......... 25,350,631
940,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
C-1,
5.00%,
11/15/27
............ 1,178,237
24,820,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%,
09/01/22
............ 26,090,866

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,925,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
F,
5.00%,
11/15/21
............ $ 1,950,818
1,910,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5.00%,
11/15/21
............ 1,935,617
6,250,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%,
11/15/34
............ 8,578,456
4,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1.46%,
11/15/29
............ 4,028,218
500,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-4A, (State Aid
Withholding),
5.00%,
07/15/30
............ 643,384
700,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%,
07/15/26
............ 813,514
2,500,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/24
............ 2,855,859
7,500,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3, (State Aid
Withholding),
5.00%,
07/15/28
............ 9,687,925
1,850,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%,
07/15/25
............ 2,192,713
Principal
Amount Value
New York (continued)
$ 1,670,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%,
07/15/24
............ $ 1,907,708
3,270,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%,
07/15/28
............ 4,223,935
2,750,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%,
07/15/29
............ 3,628,926
2,285,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%,
07/15/30
............ 3,076,662
1,350,000 New York City Transitional Finance
Authority Future Tax Secured
Advanced Refunding Revenue
Bonds, Series C,
5.00%,
11/01/23
............ 1,498,540
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series B,
5.00%,
11/01/21
............ 10,121,144
2,425,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series G,
5.00%,
11/01/21
............ 2,454,377
1,535,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series H,
5.00%,
11/01/21
............ 1,553,596
4,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5.00%,
11/01/21
............ 4,048,458

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 9,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Current Refunding
Revenue Bonds,
5.00%,
11/01/22
............ $ 10,084,803
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%,
02/01/29
............ 4,708,061
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%,
02/01/31
............ 11,070,852
1,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series C1,
5.00%,
11/01/30
............ 1,308,988
3,545,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%,
06/15/24
............ 4,041,199
1,000,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series DD,
5.00%,
06/15/29
............ 1,328,419
500,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series EE,
5.00%,
06/15/29
............ 597,554
1,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5.00%,
06/15/25
............ 1,115,781
2,350,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series AA-2,
5.00%,
06/15/30
............ 3,188,876
6,200,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5.00%,
06/15/25
............ 6,917,840
1,000,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series DD-2,
5.00%,
06/15/24
............ 1,067,289
Principal
Amount Value
New York (continued)
$ 5,000,000 New York Municipal Bond Bank
Agency Refunding Revenue
Bonds, (State Aid Withholding),
5.00%,
12/01/21
............ $ 5,081,382
150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%,
08/15/23
............ 163,013
9,100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/23
............ 9,825,235
7,790,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%,
03/15/22
............ 8,027,579
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%,
03/15/31
............ 2,365,112
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series 1 (State Aid
Withholding),
5.00%,
01/15/30
............ 6,309,019
500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series 1, (State Aid
Withholding),
5.00%,
01/15/28
............ 631,411
8,770,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series A-Group A,
5.00%,
03/15/22
............ 9,037,467
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/28
............ 5,807,483
800,000 New York State Dormitory Authority
Refunding Revenue Bonds,
5.00%,
08/15/21
............ 801,319
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
02/15/26
............ 5,223,241
6,600,000 New York State Dormitory Authority
School Improvement Refunding
Revenue Bonds, Series E,
5.00%,
03/15/30
............ 8,550,146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 12,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Group 2, Series A,
5.00%,
03/15/29
............ $ 15,372,361
1,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%,
02/15/27
............ 1,231,164
6,290,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%,
03/15/27
............ 7,879,224
4,185,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%,
03/15/28
............ 5,382,642
5,200,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%,
03/15/25
............ 5,861,373
22,680,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series C,
5.00%,
03/15/27
............ 28,410,302
13,375,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series D,
5.00%,
02/15/25
............ 15,635,053
6,325,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series C,
5.00%,
03/15/30
............ 8,065,730
7,305,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%,
03/15/22
............ 7,527,788
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
03/15/26
............ 1,972,577
2,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%,
06/15/28
............ 3,235,295
1,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%,
06/15/29
............ 1,988,584
Principal
Amount Value
New York (continued)
$ 2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%,
06/15/30
............ $ 3,048,600
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%,
06/15/31
............ 3,123,227
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bondss,
5.00%,
06/15/29
............ 5,675,138
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%,
03/15/24
............ 2,255,106
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%,
03/15/27
............ 2,537,151
1,000,000 New York State Urban Development
Corp. Current Refunding
Revenue Bonds, Series A,
5.00%,
03/15/28
............ 1,186,153
4,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/28
............ 5,144,699
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/29
............ 6,588,186
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/31
............ 6,754,725
10,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/32
............ 13,449,715
5,875,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5.00%,
03/15/25
............ 6,889,090
5,605,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5 .00%,
03/15/22
............ 5,775,941

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 4,705,000 New York State Urban Development
Corp. Public Improvement
Revenue Bonds, Series A-1,
5.00%,
03/15/22
............ $ 4,848,493
19,725,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%,
07/01/23
............ 20,003,420
3,500,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%,
07/15/30
............ 4,665,138
6,915,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%,
07/15/31
............ 9,404,484
8,000,000 Port Authority of New York & New
Jersey Current Refunding
Revenue Bonds, Series 223,
5.00%,
07/15/32
............ 10,825,402
5,715,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%,
12/01/27
............ 6,354,897
5,880,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%,
12/01/28
............ 6,532,539
3,270,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/22
............ 3,420,316
3,800,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/23
............ 4,153,085
1,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/24
............ 1,136,523
4,195,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/25
............ 4,933,353
4,885,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/26
............ 5,925,829
Principal
Amount Value
New York (continued)
$ 5,255,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/27
............ $ 6,555,172
3,340,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/28
............ 4,268,838
5,750,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/29
............ 7,503,096
6,020,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 221,
5.00%,
07/15/30
............ 8,024,038
1,600,000 Utility Debt Securitization Authority
Restructuring Refunding Revenue
Bonds,
5.00%,
12/15/24
............ 1,707,663
693,858,779
North Carolina — 1.9%
1,260,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%,
08/01/26
............ 1,546,511
1,680,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%,
08/01/27
............ 2,122,226
1,300,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%,
08/01/28
............ 1,686,464
1,800,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%,
08/01/31
............ 2,493,648
3,250,000 City of Durham NC Water &
Sewer Utility System Revenue
Refunding Revenue Bonds,
5.00%,
08/01/32
............ 4,476,290
750,000 City of Winston-Salem Current
Refunding Revenue Bonds, Series
C,
5.00%,
06/01/26
............ 851,798
4,260,000 County of Wake Repayment of Bank
Loan Revenue Bonds,
5.00%,
03/01/32
............ 5,824,340

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 1,000,000 Durham Capital Financing Corp
Advance Refunding Revenue
Bonds,
5.00%,
12/01/25
............ $ 1,200,259
2,000,000 North Carolina Eastern Municipal
Power Agency Improvements
Revenue Bonds, Series A,
5.00%,
01/01/22
............ 2,040,690
2,000,000 North Carolina Eastern Municipal
Power Agency Improvements
Revenue Bonds, Series A,
5.00%,
01/01/23
(a) .......... 2,089,979
325,000 North Carolina State University At
Raleigh Refunding Revenue
Bonds, Series A,
5.00%,
10/01/21
............ 327,590
3,250,000 State of North Carolina Advance
Refunding Revenue Bonds,
5.00%,
03/01/22
............ 3,342,868
13,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%,
05/01/23
............ 14,119,817
1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%,
05/01/24
............ 1,133,402
5,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
5.00%,
03/01/29
............ 6,563,072
6,675,000 State of North Carolina Highway
Improvements Revenue Bonds,
5.00%,
03/01/30
............ 8,699,675
1,500,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%,
05/01/22
............ 1,555,212
8,750,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%,
05/01/29
............ 11,591,094
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%,
05/01/32
............ 2,683,762
2,000,000 State of North Carolina Public
Improvements GO, Series A,
5.00%,
06/01/27
............ 2,523,101
Principal
Amount Value
North Carolina (continued)
$ 385,000 Town of Garner Public Improvements
GO,
5.00%,
08/01/24
............ $ 440,795
1,175,000 University of North Carolina at Chapel
Hill Current Refunding Revenue
Bonds, Series B,
5.00%,
12/01/29
............ 1,578,443
1,325,000 University of North Carolina at Chapel
Hill Current Refunding Revenue
Bonds, Series B,
5.00%,
12/01/36
............ 1,830,498
80,721,534
Ohio — 3.4%
750,000 Akron Bath Copley Joint Township
Hospital District Current
Refunding Revenue Bonds,
4.00%,
11/15/35
............ 908,312
1,000,000 Akron Bath Copley Joint Township
Hospital District Current
Refunding Revenue Bonds,
4.00%,
11/15/36
............ 1,209,614
1,000,000 Central Ohio Solid Waste Authority
Advance Refunding GO,
5.00%,
12/01/24
............ 1,157,978
2,225,000 City of Columbus Advance Refunding
GO, Series 2017-1,
5.00%,
04/01/24
............ 2,513,220
2,000,000 City of Columbus Refunding GO,
Series 5,
5.00%,
08/15/23
............ 2,200,060
1,100,000 County of Cuyahoga Refunding
Revenue Bonds,
5.00%,
12/01/22
............ 1,171,769
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%,
12/01/26
............ 1,155,811
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%,
12/01/27
............ 1,747,233
1,350,000 County of Montgomery Current
Refunding Revenue Bonds,
5.00%,
08/01/30
............ 1,811,877
600,000 Greater Cleveland Regional Transit
Authority Advance Refunding
Revenue Bonds,
5.00%,
12/01/25
............ 718,724

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 545,000 Greater Cleveland Regional Transit
Authority Advance Refunding
Revenue Bonds,
5.00%,
12/01/26
............ $ 673,992
1,000,000 Greater Cleveland Regional Transit
Authority Capital Improvements
Advance Refunding Revenue
Bonds,
5.00%,
12/01/23
............ 1,111,472
1,030,000 Hamilton City School District
Advance Refunding GO, (School
District Credit Program),
5.00%,
12/01/22
............ 1,095,489
6,000,000 Ohio Turnpike & Infrastructure
Commission Highway
Improvements Revenue Bonds,
Series A,
5.00% ,
02/15/46
............ 7,865,920
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%,
06/01/26
............ 3,662,564
875,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/22
............ 910,734
3,375,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/23
............ 3,678,215
3,300,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/24
............ 3,752,942
1,410,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/25
............ 1,665,436
1,450,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/26
............ 1,770,239
Principal
Amount Value
Ohio (continued)
$ 2,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Pollution Control Revenue
Bonds, Series B,
5.00%,
06/01/27
............ $ 2,516,541
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%,
12/01/24
............ 11,597,882
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%,
06/01/28
............ 13,227,304
3,045,000 Revere Local School District School
Improvements GO, Series A,
5.00%,
12/01/42
(a) .......... 3,169,465
2,350,000 Revere Local School District School
Improvements GO, Series A,
5.00%,
12/01/45
(a) .......... 2,446,056
320,000 RiverSouth Authority Area
Redevelopment Refunding
Revenue Bonds, Series A,
5.00%,
06/01/24
............ 348,070
16,790,000 State of Ohio Advance Refunding GO,
Series A,
5.00%,
12/15/24
............ 19,489,278
1,690,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%,
09/01/24
............ 1,938,426
1,445,000 State of Ohio Department
of Administration
Telecommunications
Improvements COP,
5.00%,
09/01/24
............ 1,657,411
2,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%,
12/15/29
............ 2,671,781
1,000,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%,
12/15/30
............ 1,364,962
1,300,000 State of Ohio Highway Improvements
Revenue Bonds, Series 1-A,
5.00%,
12/15/31
............ 1,812,959
2,000,000 State of Ohio Mental Health Facility
Improvements Revenue Bonds,
Series A,
5.00%,
06/01/25
............ 2,356,449

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 2,185,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/26
............ $ 2,634,096
3,200,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/27
............ 3,975,236
3,250,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/28
............ 4,141,768
2,400,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/29
............ 3,131,964
1,800,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/30
............ 2,400,774
2,900,000 State of Ohio Public Facilities Revenue
Bonds, Series A,
5.00%,
02/01/31
............ 3,950,961
1,415,000 State of Ohio Public Improvements
Revenue Bonds, Series A,
5.00%,
02/01/24
............ 1,585,418
5,000,000 State of Ohio School Improvements
GO, Series B,
5.00%,
06/15/23
............ 5,460,671
2,200,000 State of Ohio University and College
Improvements GO, Series A,
5.00%,
05/01/28
(a) .......... 2,281,043
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%,
05/01/28
............ 6,391,854
141,331,970
Oklahoma — 0.7%
3,650,000 City of Oklahoma City Public
Improvements GO,
5.00%,
03/01/26
............ 4,421,573
2,350,000 Oklahoma Turnpike Authority Pre-
refunded Highway Improvements
Revenue Bonds, Series C,
5.00%,
01/01/31
(a) .......... 2,398,457
1,500,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/24
............ 1,674,484
1,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/25
............ 1,160,864
Principal
Amount Value
Oklahoma (continued)
$ 2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/26
............ $ 2,404,380
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/27
............ 2,480,783
2,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/28
............ 2,550,486
2,315,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
A,
5.00%,
01/01/29
............ 3,026,868
5,000,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%,
01/01/26
............ 6,010,950
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%,
01/01/28
............ 3,806,601
29,935,446
Oregon — 0.9%
8,035,000 City of Portland Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%,
03/01/30
............ 10,782,187
1,600,000 Medford Hospital Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%,
08/15/38
............ 2,099,375
750,000 Salem-Keizer School District No
24J School Improvements GO,
(School Board GTY),
5.00%,
06/15/27
............ 943,763
3,290,000 State of Oregon Advance Refunding
GO, Series M,
5.00%,
11/01/23
............ 3,651,997
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%,
05/01/25
............ 12,187,958
4,900,000 State of Oregon Public Facilities GO,
5.00%,
05/01/29
............ 6,486,676
36,151,956

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Pennsylvania — 2.5%
$ 15,000,000 Commonwealth of Pennsylvania
Advance Refunding GO,
5.00%,
07/15/26
............ $ 18,384,946
5,000,000 Commonwealth of Pennsylvania Public
Facilities GO, Series 1,
5.00%,
03/01/22
............ 5,141,983
8,245,000 General Authority of Southcentral
Pennsylvania Pre-refunded
Refunding Revenue Bonds,
5.00%,
06/01/44
(a) .......... 9,375,460
1,000,000 Lancaster County Hospital Authority
Advance Refunding Revenue
Bonds,
5.00%,
08/15/26
............ 1,225,559
1,500,000 Pennsylvania Higher Educational
Facilities Authority Advance
Refunding Revenue Bonds, Series
C,
5.00%,
08/15/25
............ 1,782,853
2,755,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%,
06/15/22
............ 2,871,808
3,500,000 Pennsylvania Intergovernmental
Cooperation Authority Special
Tax Revenue Refunding Bonds,
5.00%,
06/15/23
............ 3,821,778
1,700,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/25
............ 2,011,111
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/26
............ 8,557,536
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/27
............ 7,413,446
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/28
............ 8,100,446
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/29
............ 11,219,043
Principal
Amount Value
Pennsylvania (continued)
$ 6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/30
............ $ 8,736,022
6,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/31
............ 8,241,320
6,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%,
07/01/32
............ 8,408,487
105,291,798
Rhode Island — 0.3%
6,950,000 Rhode Island Commerce Corp. Grant
Anticipation Current Refunding
Revenue,
5.00%,
06/15/23
............ 7,575,250
1,045,000 State of Rhode Island Advance
Refunding COP, Series D,
5.00%,
04/01/25
............ 1,219,720
550,000 State of Rhode Island School for the
Deaf Project Advance Refunding
COP, Series D,
5.00%,
04/01/24
............ 618,420
960,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%,
06/01/24
............ 1,086,508
1,010,000 State of Rhode Island University &
College Improvements COP,
Series A,
5.00%,
06/01/25
............ 1,185,786
11,685,684
South Carolina — 0.3%
3,600,000 Beaufort County School District
School Improvements Refunding
GO, Series A, (South Carolina
School District Enhancement),
5.00%,
03/01/22
............ 3,702,869
4,010,000 Darlington County School District
School Improvement GO,
(South Carolina School District
Enhancement),
5.00%,
03/01/27
............ 5,008,711

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
South Carolina (continued)
$ 2,350,000 Lexington County School District No
2 School Improvements GO,
(South Carolina School District
Enhancement),
5.00%,
03/01/26
............ $ 2,846,766
1,485,000 State of South Carolina University &
College Improvements GO, Series
B, (State Aid Withholding),
5.00%,
04/01/22
............ 1,533,655
13,092,001
South Dakota — 0.7%
2,125,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/29
............ 2,825,369
1,950,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/31
............ 2,637,029
1,500,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/33
............ 2,015,566
1,020,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/35
............ 1,363,977
1,400,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/36
............ 1,867,069
1,850,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/37
............ 2,460,176
4,910,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/38
............ 6,514,531
5,155,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds,
5.00%,
08/01/39
............ 6,818,130
2,455,000 South Dakota Conservancy District
Water Utility Improvements
Revenue Bonds, Series B,
5.00%,
08/01/29
............ 2,796,514
29,298,361
Principal
Amount Value
Tennessee — 0.6%
$ 500,000 City of Clarksville TN Water Sewer &
Gas Revenue Repayment of Bank
Loan Refunding Revenue Bonds,
5.00%,
02/01/25
............ $ 582,990
1,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
02/01/28
............ 1,280,856
2,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5 .00%,
02/01/29
............ 2,625,030
1,000,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
02/01/30
............ 1,341,388
1,125,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5.00%,
02/01/31
............ 1,541,129
1,600,000 City of Clarksville TN Water Sewer
& Gas Revenue Water Utility
Improvements Revenue Bonds,
Series A,
5 .00%,
02/01/32
............ 2,176,177
3,070,000 City of Knoxville Public Facilities GO,
5.00%,
05/01/31
............ 4,249,928
1,000,000 County of Montgomery Advance
Refunding School Improvements
GO,
5.00%,
04/01/26
............ 1,213,708
5,105,000 County of Shelby Refunding GO,
Series B,
5.00%,
04/01/22
............ 5,272,609
400,000 Metropolitan Government of Nashville
& Davidson County Electric
System Revenue Bonds, Series A,
5.00%,
05/15/23
............ 435,144
1,005,000 State of Tennessee Refunding GO,
Series A,
5.00%,
09/01/23
............ 1,107,876
2,000,000 State of Tennessee Refunding Notes
GO, Series A,
5.00%,
08/01/21
............ 2,000,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Tennessee (continued)
$ 2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%,
11/01/30
(a) .......... $ 2,589,773
900,000 Tennessee State School Bond Authority
Refunding Revenue Bonds, (State
Aid Intercept Program),
5.00%,
11/01/25
............ 1,037,002
27,453,610
Texas — 11.3%
1,000,000 Allen Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%,
02/15/22
............ 1,026,485
860,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%,
02/15/25
............ 1,002,849
1,720,000 Alvin Independent School District
Improvements Refunding GO,
Series A, (PSF-GTD),
5.00%,
02/15/26
............ 2,075,276
485,000 Aransas Pass Independent School
District Improvements GO,
(PSF-GTD),
5.00%,
02/15/23
............ 520,346
410,000 Aransas Pass Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
02/15/22
............ 420,769
1,315,000 Austin Community College District
Refunding GO,
5.00%,
08/01/27
............ 1,610,397
280,000 Austin Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/01/23
............ 307,373
300,000 Austin Independent School District
Refunding GO, Series A,
(PSF-GTD),
5.00%,
08/01/21
............ 300,000
1,000,000 Austin Independent School District
Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/01/21
............ 1,000,000
5,000,000 Austin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/01/31
............ 6,903,531
Principal
Amount Value
Texas (continued)
$ 6,955,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%,
08/15/30
............ $ 9,442,699
1,075,000 Bonham Independent School District
Improvements GO, (PSF-GTD),
5.00%,
08/01/27
............ 1,315,292
1,605,000 Brock Independent School District
Refunding GO, (PSF-GTD),
5.00%,
08/15/25
............ 1,886,448
750,000 City of Austin Public Improvements
GO,
5.00%,
09/01/25
............ 863,000
1,465,000 City of Austin Public Improvements
GO,
5.00%,
09/01/26
............ 1,684,749
1,700,000 City of Austin Public Improvements
GO,
5.00%,
11/01/22
............ 1,804,428
290,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
11/15/28
............ 354,299
3,000,000 City of Austin TX Electric Utility
Revenue Refunding Revenue
Bonds, Series A,
5.00%,
11/15/28
............ 3,905,540
810,000 City of Austin TX Water &
Wastewater System Revenue,
Series A,
5.00%,
11/15/21
............ 821,326
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%,
11/15/29
............ 6,160,310
4,020,000 City of College Station Improvements
Advance Refunding GO,
5.00%,
02/15/25
............ 4,687,737
935,000 City of Conroe Public Improvements
GO,
5.00%,
03/01/25
............ 1,051,458
1,715,000 City of Dallas TX Waterworks &
Sewer System Revenue, Bonds,
Series C,
5.00%,
10/01/28
............ 2,230,332
2,075,000 City of Denton Public Improvements
GO,
5.00%,
02/15/23
............ 2,230,222

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,715,000 City of Denton Public Improvements
GO,
5.00%,
02/15/24
............ $ 1,926,008
1,290,000 City of Denton Public Improvements
GO,
5.00%,
02/15/28
............ 1,550,658
830,000 City of El Paso Municipal Drainage
Utility System Sewer
Improvement Revenue Bonds,
5.00%,
03/01/24
............ 931,318
350,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%,
03/01/25
............ 393,304
1,250,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%,
03/01/26
(a) .......... 1,406,607
5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%,
02/15/25
............ 6,005,547
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/24
............ 1,137,329
1,250,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/26
............ 1,518,618
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/27
............ 1,246,777
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/29
............ 1,304,735
1,200,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/31
............ 1,617,406
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/32
............ 1,338,813
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/33
............ 1,334,039
Principal
Amount Value
Texas (continued)
$ 1,250,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%,
07/01/34
............ $ 1,661,741
7,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series A,
4.00%,
07/01/47
............ 8,772,421
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%,
07/01/26
............ 1,220,870
2,460,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%,
07/01/27
............ 3,091,388
3,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series B,
5.00%,
07/01/28
............ 3,868,043
1,000,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
0 .88%,
07/01/22
............ 1,005,021
5,500,000 City of Houston TX Airport System
Revenue Refunding Revenue
Bonds, Sub-Series C,
1.05%,
07/01/23
............ 5,565,845
2,040,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%,
03/15/25
............ 2,386,960
2,360,000 City of McKinney Waterworks &
Sewer System Revenue Sewer
Improvements Refunding
Revenue Bonds,
5.00%,
03/15/26
............ 2,857,730
1,815,000 City of Plano Advance Refunding GO,
5.00%,
09/01/23
............ 2,001,192
1,180,000 City of Plano Waterworks &
Sewer System Water Utility
Improvement Revenue Bonds,
5.00%,
05/01/26
............ 1,434,223
1,205,000 City of Round Rock TX Utility System
Revenue Advance Refunding
Revenue Bonds,
5.00%,
08/01/25
............ 1,424,476

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 875,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5.00%,
02/15/24
............ $ 981,945
1,000,000 Clear Creek Independent School
District Improvements GO,
(PSF-GTD),
5.00%,
02/15/25
............ 1,166,874
1,195,000 Connally Independent School District
Refunding GO, (PSF-GTD),
5.00%,
08/15/25
............ 1,412,946
460,000 Conroe Independent School
District  School Improvements
GO, (PSF-GTD),
5.00%,
02/15/22
............ 472,183
1,500,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%,
02/15/24
............ 1,683,740
2,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%,
02/15/25
............ 2,332,207
10,000,000 Conroe Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%,
02/15/28
............ 12,778,299
670,000 Corsicana Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%,
02/15/22
............ 687,500
2,130,000 County of Bexar Advance Refunding
GO,
5.00%,
06/15/26
............ 2,519,392
7,500,000 County of Bexar Advance Refunding
GO,
5.00%,
06/15/29
............ 9,135,409
2,910,000 County of Bexar Refunding GO,
5.00%,
06/15/22
............ 3,034,945
3,000,000 County of Bexar Tax Public
Improvements GO, Series B,
5.00%,
06/15/43
(a) .......... 3,274,664
650,000 County of Collin Advance Refunding
GO,
5.00%,
02/15/25
............ 757,717
675,000 County of Collin Advance Refunding
GO,
5.00%,
02/15/24
............ 757,866
Principal
Amount Value
Texas (continued)
$ 1,500,000 County of Denton Advance Refunding
GO,
5.00%,
07/15/24
............ $ 1,711,452
475,000 County of El Paso Advance Refunding
GO,
5.00%,
02/15/23
............ 509,313
2,000,000 County of Harris Current Refunding
GO, Series A,
5.00%,
10/01/26
............ 2,466,587
1,485,000 County of Harris Current Refunding
GO, Series A,
5.00%,
10/01/24
............ 1,709,769
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%,
02/15/24
............ 2,075,610
1,000,000 County of Williamson Public
Improvements GO,
5.00%,
02/15/25
............ 1,165,719
360,000 Crystal City Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/26
............ 418,139
750,000 Dallas Area Rapid Transit Refunding
Revenue Bonds, Series A,
5.00%,
12/01/25
............ 868,484
1,120,000 Dayton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
02/15/22
............ 1,149,664
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
08/15/26
............ 8,984,623
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
08/15/29
............ 3,001,416
1,085,000 Denver City Independent School
District School Building GO,
Series A, (PSF-GTD),
5.00%,
02/15/25
............ 1,261,055
100,000 Denver City Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%,
02/15/26
............ 120,206
180,000 Dilley Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/15/25
............ 213,016

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 25,000 Dilley Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/15/25
............ $ 29,637
2,780,000 Eagle Mountain & Saginaw
Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/24
............ 3,181,348
1,835,000 Eagle Mountain & Saginaw
Independent School District
Refunding GO, (PSF-GTD),
5.00%,
08/15/27
............ 2,206,696
750,000 Eagle Mountain & Saginaw
Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/15/23
............ 824,052
3,000,000 Edinburg Consolidated Independent
School District Advance
Refunding GO, (PSF-GTD),
5.00%,
02/15/25
............ 3,489,089
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%,
08/15/25
............ 1,720,985
5,000,000 Fort Worth Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%,
02/15/28
............ 6,385,474
1,395,000 Frenship Independent School District
Refunding GO, (PSF-GTD),
5.00%,
02/15/26
(a) .......... 1,566,766
1,285,000 Goose Creek Consolidated
Independent School District
Advance Refunding GO, (PSF-
GTD), Series A,
5.00%,
02/15/25
............ 1,498,443
8,500,000 Grand Parkway Transportation Corp
Highway Improvements Revenue
Bonds, Sub-Tier Series B,
5.00%,
10/01/52
(b) .......... 9,341,396
8,000,000 Grand Parkway Transportation Corp.
Highway Improvements Revenue
Bonds, Series A,
5.50%,
04/01/53
(a) .......... 8,932,347
1,990,000 Harlandale Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%,
02/15/24
............ 2,227,294
Principal
Amount Value
Texas (continued)
$ 350,000 Harlandale Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%,
02/15/25
............ $ 406,926
325,000 Harlingen Consolidated Independent
School District Current
Refunding GO, (PSF-GTD),
5.00% ,
08/15/22
............ 341,242
1,000,000 Harris County Flood Control District
Refunding GO, Series A,
5.00%,
10/01/29
............ 1,329,726
1,500,000 Harris County Flood Control District
Refunding GO, Series A,
5.00%,
10/01/30
............ 2,036,004
1,500,000 Harris County Flood Control District
Refunding GO, Series A,
5.00%,
10/01/31
............ 2,020,871
5,000,000 Harris County Flood Control District
Refunding Revenue Bonds, Series
A,
5.00%,
10/01/23
............ 5,528,161
1,970,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%,
08/15/28
............ 2,549,190
2,000,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%,
08/15/29
............ 2,645,041
2,150,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%,
08/15/30
............ 2,899,086
1,500,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%,
08/15/31
............ 2,015,027
1,000,000 Harris County Toll Road Authority
Bridges Revenue Bonds,
5.00%,
08/15/32
............ 1,338,203
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/24
............ 2,754,390
585,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5.00%,
02/15/24
............ 654,599
500,000 Kaufman Independent School District
School Building Refunding GO,
(PSF-GTD),
5.00%,
02/15/25
............ 580,557

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 750,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/01/23
............ $ 823,478
580,000 Lamar Consolidated Independent
School District School
Improvements GO, (PSF-GTD),
5.00%,
02/15/28
............ 719,055
440,000 Lamar Consolidated Independent
School District School
Improvements GO, (PSF-GTD),
5.00%,
02/15/29
............ 544,013
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%,
02/15/29
............ 11,941,167
1,860,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/23
............ 1,998,840
225,000 Longview Independent School
District Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/26
............ 271,362
1,050,000 Longview Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%,
02/15/23
............ 1,128,377
2,670,000 Magnolia Independent School District
School Improvement Advance
Refunding GO, (PSF-GTD),
5.00%,
08/15/25
............ 3,164,027
3,410,000 Manor Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
08/01/24
............ 3,888,758
1,005,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%,
08/15/23
............ 1,104,880
1,060,000 Mesquite Independent School District
Advance Refunding GO, Series A,
(PSF-GTD),
5.00%,
08/15/24
............ 1,213,727
1,435,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/15/23
............ 1,577,614
Principal
Amount Value
Texas (continued)
$ 1,650,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/15/25
............ $ 1,958,946
585,000 Mesquite Independent School District
Advance Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/15/26
............ 716,952
1,170,000 Mesquite Independent School District
Current Refunding GO, Series A
(PSF-GTD),
5.00%,
08/15/25
............ 1,389,071
580,000 Mesquite Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%,
08/15/24
............ 664,115
1,000,000 Mesquite Independent School District
Improvements GO, Series C,
(PSF-GTD),
5.00%,
08/15/21
............ 1,001,656
500,000 Mesquite Independent School District
School Improvements GO, Series
C, (PSF-GTD),
5.00%,
08/15/22
............ 525,630
5,030,000 Metropolitan Transit Authority of
Harris County Sales Tax Revenue
Bonds, Series B,
5.00%,
11/01/23
(a) .......... 5,090,974
1,765,000 North Texas Municipal Water District
Water System Revenue Current
Refunding Revenue Bonds,
5.00%,
09/01/26
............ 2,165,117
2,000,000 North Texas Municipal Water District
Water System Revenue Current
Refunding Revenue Bonds,
5.00%,
09/01/27
............ 2,522,248
1,600,000 North Texas Municipal Water District
Water System Revenue Current
Refunding Revenue Bonds,
5.00%,
09/01/28
............ 2,070,125
1,700,000 Northside Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/29
............ 2,256,043
2,185,000 Northside Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/31
............ 2,953,145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 590,000 Northside Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%,
02/15/27
............ $ 735,212
545,000 Northside Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
08/15/25
............ 648,253
3,000,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%,
02/15/23
............ 3,227,796
2,525,000 Northwest Independent School
District Refunding GO, Series B,
(PSF-GTD),
5.00%,
02/15/25
............ 2,936,650
500,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/25
............ 580,748
1,145,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/23
............ 1,228,446
1,220,000 Palestine Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
02/15/28
............ 1,459,238
4,420,000 Pasadena Independent School District
School Improvement Refunding
GO, (PSF-GTD),
5.00%,
02/15/25
(a) .......... 4,753,884
1,000,000 Pecos Barstow Toyah Independent
School District Advance
Refunding GO, (PSF-GTD),
5.00%,
02/15/23
............ 1,074,735
21,665,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%,
07/01/28
............ 26,059,115
650,000 Petersburg Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
02/15/26
............ 783,286
1,525,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5.00%,
02/15/23
............ 1,639,815
Principal
Amount Value
Texas (continued)
$ 5,000,000 Plano Independent School District
School Improvement GO,
(PSF-GTD),
5.00%,
02/15/26
............ $ 6,042,802
1,050,000 Point Isabel Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%,
02/01/25
............ 1,221,483
1,995,000 Port Arthur Independent School
District Advance Refunding GO,
(PSF-GTD), Series B,
5.00%,
02/15/25
............ 2,318,714
1,000,000 Prosper Independent School District
School Building School
Improvement GO, (PSF-GTD),
5.00%,
02/15/25
............ 1,166,874
925,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/22
............ 971,325
1,020,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/23
............ 1,119,393
1,075,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/24
............ 1,227,735
1,000,000 Roma Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%,
08/15/25
............ 1,182,822
1,330,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
08/15/23
............ 1,463,040
1,185,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5.00%,
05/15/36
............ 1,565,664
2,600,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series C,
5.00%,
05/15/39
............ 3,392,376
205,000 San Elizario Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
05/01/25
............ 240,732

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 1,000,000 Socorro Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%,
08/15/25
............ $ 1,162,263
2,160,000 Spring Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%,
08/15/22
............ 2,269,332
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%,
08/15/28
............ 8,767,466
2,300,000 State of Texas Highway Improvements
GO,
5.00%,
04/01/27
............ 2,787,965
3,720,000 State of Texas Highway Improvements
Revenue Bonds GO,
5.00%,
04/01/44
(a) .......... 4,195,784
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%,
10/01/26
............ 6,163,589
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%,
10/01/27
............ 5,358,113
2,500,000 State of Texas Refunding Public Notes
GO, Series A,
5.00%,
10/01/21
............ 2,519,924
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%,
10/01/25
............ 3,818,950
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%,
10/01/28
............ 5,962,530
6,500,000 State of Texas Transportation
Commission Highway
Improvement GO,
5.00%,
04/01/25
............ 7,620,489
3,500,000 State of Texas Transportation
Commission Refunding GO,
Series A,
5.00%,
10/01/22
............ 3,700,661
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%,
08/01/28
............ 1,141,689
500,000 Stephenville Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
02/15/31
............ 616,985
Principal
Amount Value
Texas (continued)
$ 1,000,000 Sulphur Springs Independent School
District Advance Refunding GO,
(PSF- GTD),
5.00%,
08/15/26
............ $ 1,223,883
1,000,000 Temple Independent School District
Advance Refunding GO,
(PSF- GTD),
5.00%,
02/01/27
............ 1,239,812
1,000,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
5.00%,
05/15/29
............ 1,317,898
1,250,000 Texas A&M University University &
College Improvements Revenue
Bonds, Series A,
0.59%,
05/15/24
............ 1,256,425
1,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%,
03/15/24
............ 1,125,783
1,000,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%,
10/01/22
............ 1,057,332
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%,
10/01/24
............ 6,670,538
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%,
10/01/26
............ 5,243,945
1,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds, Series A,
5.00%,
10/15/23
............ 1,385,204
1,000,000 Trinity River Authority Central
Regional Wastewater System
Advance Refunding Revenue
Bonds,
5.00%,
08/01/24
............ 1,143,628
2,000,000 Trinity River Authority Central
Regional Wastewater System
Revenue Current Refunding
Revenue Bonds,
5.00%,
08/01/30
............ 2,704,692

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 500,000 United Independent School District
GO, (PSF-GTD),
5.00%,
08/15/22
............ $ 525,630
1,680,000 United Independent School District
GO, (PSF-GTD),
5.00%,
08/15/23
............ 1,846,601
935,000 United Independent School District
GO, (PSF-GTD),
5.00%,
08/15/24
............ 1,070,599
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%,
08/15/25
............ 2,476,318
1,000,000 United Independent School District
GO, (PSF-GTD),
5.00%,
08/15/27
............ 1,262,974
500,000 University of North Texas System
University & College
Improvements Revenue Bonds,
Series A,
5.00%,
04/15/22
............ 517,199
7,000,000 University of Texas System Advance
Refunding Revenue Bonds, Series
C,
5.00%,
08/15/26
............ 8,598,503
3,000,000 University of Texas System Advance
Refunding Revenue Bonds, Series
C,
5.00%,
08/15/21
............ 3,004,967
1,065,000 University of Texas System Refunding
Revenue Bonds, Series A,
5.00%,
08/15/29
............ 1,210,760
4,000,000 University of Texas System University
and College Improvements
Revenue, Series D,
5.00%,
08/15/23
............ 4,397,531
640,000 Valley View Independent School
District/Hidalgo County Current
Refunding GO, (PSF-GTD),
5.00%,
02/15/26
............ 769,319
640,000 Wall Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
02/15/27
............ 742,623
315,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%,
02/01/24
............ 352,685
Principal
Amount Value
Texas (continued)
$ 1,210,000 Wichita Falls Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%,
02/01/23
............ $ 1,298,045
430,000 Wildorado Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
02/15/25
............ 498,785
450,000 Wildorado Independent School
District School Improvements
GO, (PSF-GTD),
5.00%,
02/15/26
............ 522,329
300,000 Woden Independent School District
School Improvements GO,
(PSF-GTD),
5.00%,
02/15/28
............ 383,570
474,422,001
Utah — 1.5%
1,255,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/25
............ 1,477,380
1,635,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/26
............ 1,986,845
2,250,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/27
............ 2,804,737
2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/28
............ 3,191,820
3,365,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/29
............ 4,389,740
4,920,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/30
............ 6,532,507

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Utah (continued)
$ 8,690,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/31
............ $ 11,711,118
6,390,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/32
............ 8,560,886
5,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/36
............ 6,586,326
610,000 City of Salt Lake City Ut Public
Utilities Revenue Bonds,
5.00%,
02/01/29
............ 801,744
600,000 City of Salt Lake City Ut Public
Utilities Revenue Bonds,
5.00%,
02/01/30
............ 785,583
840,000 Salt Lake County Municipal Building
Authority Public Facilities
Revenue Bonds,
5.00%,
01/15/31
............ 1,053,629
10,000,000 State of Utah Highway Improvements
Revenue Bonds GO,
5.00%,
07/01/26
............ 12,246,897
200,000 Washington County School District
Board of Education/St George
School Improvements Refunding
GO, (School Board GTY),
5.00%,
03/01/22
............ 205,727
62,334,939
Virginia — 3.0%
555,000 City of Alexandria Advance Refunding
GO, Series C, (State Aid
Withholding),
5.00%,
07/01/22
............ 579,999
3,045,000 City of Newport News Public
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
02/01/27
............ 3,775,227
1,530,000 City of Newport News Public
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
02/01/29
............ 1,997,923
Principal
Amount Value
Virginia (continued)
$ 2,975,000 City of Newport News Water Revenue
Water Utility Improvements
Revenue Bonds,
5.00%,
07/15/30
............ $ 4,019,604
2,955,000 City of Richmond Public Utility
Revenue, Sewer Improvement
Revenue Bonds, Series A,
5.00%,
01/15/34
............ 3,923,136
1,000,000 City of Richmond Public Utility
Revenue, Sewer Improvement
Revenue Bonds, Series A,
5.00%,
01/15/35
............ 1,322,604
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B (State
Aid Withholding),
5.00%,
06/01/28
............ 8,776,021
2,275,000 Commonwealth of Virginia University
& College Improvements GO,
Series A,
5 .00%,
06/01/22
............ 2,366,045
2,715,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
10/01/25
............ 3,246,366
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00% ,
10/01/27
............ 6,255,667
525,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
10/01/28
............ 657,644
7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%,
10/01/29
............ 9,951,430
7,530,000 County of Loudoun Public Facilities
GO, Series A, (State Aid
Withholding),
5.00%,
12/01/26
............ 9,357,062
1,170,000 Prince William County Industrial
Development Authority Public
Improvements Refunding
Revenue Bonds, Series A,
5.00%,
10/01/24
............ 1,345,087
4,300,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
Series B,
5.00%,
02/01/25
............ 5,013,713

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 6,000,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds,
5.00%,
09/15/29
............ $ 7,579,554
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%,
05/15/28
............ 6,858,375
2,510,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/23
............ 2,710,464
815,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/25
............ 954,579
1,345,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/26
............ 1,629,351
2,175,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/29
............ 2,865,003
1,250,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/30
............ 1,683,641
3,935,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/32
............ 5,312,792
4,160,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
03/15/33
............ 5,589,693
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%,
05/15/27
............ 6,079,509
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
Series A,
5.00%,
03/15/23
(a) .......... 5,152,580
2,465,000 Virginia Public Building Authority
Revenue Bonds, Series A,
5.00% ,
08/01/21
............ 2,465,000
Principal
Amount Value
Virginia (continued)
$ 4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds,
5.00%,
08/01/24
............ $ 5,093,466
870,000 Virginia Public School Authority
Refunding Revenue Bonds, Series
A, (State Aid Withholding),
5.00%,
08/01/25
............ 1,033,795
2,790,000 Virginia Public School Authority
School Improvement Revenue
Bonds, Series A, (State Aid
Withholding),
5.00%,
10/01/23
............ 3,085,356
920,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series A, (State Aid
Withholding),
5.00%,
10/01/25
............ 1,099,636
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5.00%,
11/01/26
............ 2,478,832
750,000 Virginia Resources Authority
Refunding Revenue Bonds,
5.00%,
11/01/23
............ 832,522
395,000 Virginia Resources Authority
Refunding Revenue Bonds,
5.00%,
11/01/25
(a) .......... 456,006
755,000 Virginia Resources Authority
Refunding Revenue Bonds,
5.00%,
11/01/25
............ 872,853
126,420,535
Washington — 4.7%
1,025,000 Benton County School District No 17
Kennewick School Improvements
GO, (School Board GTY),
5.00%,
12/01/21
............ 1,041,408
100,000 Central Puget Sound Regional Transit
Authority Green Purpose Revenue
Bonds, Series S-1,
5.00%,
11/01/26
............ 123,590
1,050,000 Chelan County School District
No 228 Cascade School
Improvements GO, (School
Board GTY),
5.00%,
12/01/26
............ 1,277,960
11,320,000 City of Seattle WA Drainage &
Wastewater Revenue Sewer
Improvements Revenue Bonds,
5.00%,
09/01/30
............ 15,373,275

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 11,620,000 City of Seattle WA Drainage &
Wastewater Revenue Sewer
Improvements Revenue Bonds,
5.00%,
09/01/31
............ $ 16,139,725
1,600,000 Clark County Public Utility District
No 1 Refunding Revenue Bonds,
5.00%,
01/01/27
............ 1,913,414
825,000 Clark County School District No 117
Camas School Improvements
GO, (School Board GTY),
5.00%,
12/01/24
............ 956,825
1,035,000 County of King Refunding GO,
5.00%,
07/01/25
............ 1,203,004
5,395,000 County of King Refunding GO,
5.00%,
07/01/26
............ 6,276,888
9,000,000 County of King School District
No 411 Issaquah School
Improvement GO, (School Board
GTY),
5.00%,
12/01/32
............ 11,349,125
5,000,000 County of King Sewer Improvements
GO, Series A,
5.00%,
01/01/29
............ 6,554,568
10,000,000 County of King Sewer Improvements
GO, Series A,
5.00%,
01/01/30
............ 13,345,160
5,000,000 County of King Sewer Improvements
GO, Series A,
5.00%,
01/01/31
............ 6,828,085
1,000,000 County of King WA Sewer Advance
Refunding Revenue Bonds,
5 .00%,
07/01/30
............ 1,248,405
8,000,000 County of King WA Sewer Revenue
Sewer Improvement Revenue
Bonds, Series B,
5.00%,
07/01/29
............ 10,263,222
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%,
07/01/27
............ 12,192,367
3,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%,
07/01/27
............ 3,545,161
2,250,000 Energy Northwest Current Refunding
Revenue Bonds, Series A,
5.00%,
07/01/26
............ 2,746,957
3,900,000 Energy Northwest Refunding Revenue
Bonds, Series A,
5.00%,
07/01/28
............ 4,070,158
Principal
Amount Value
Washington (continued)
$ 565,000 Jefferson County School District
No 50 Port Townsend School
Improvements GO, (School
Board GTY),
5.00%,
12/01/23
............ $ 627,281
250,000 Jefferson County School District
No 50 Port Townsend School
Improvements GO, (School
Board GTY),
5.00%,
12/01/25
............ 298,873
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%,
08/01/27
............ 6,218,028
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%,
08/01/29
............ 6,490,395
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%,
08/01/30
............ 6,614,851
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%,
08/01/31
............ 6,750,201
5,000,000 Port of Seattle Airport & Marina
Improvements Refunding
Revenue Bonds, Series C,
5.00%,
08/01/32
............ 6,727,746
6,885,000 Port of Seattle Current Refunding
Revenue Bonds,
5.00%,
09/01/25
............ 8,143,778
4,390,000 Port of Seattle Current Refunding
Revenue Bonds,
5.00%,
09/01/26
............ 5,353,115
750,000 Port of Seattle Inter Lien Refunding
Revenue Bonds,
5.00%,
02/01/27
............ 898,219
5,000,000 Port of Seattle Refunding GO,
5.00%,
06/01/24
............ 5,680,177
1,120,000 Skagit County Consolidated School
District No 320 Mount Vernon
School Improvements Refunding
GO, (School Board GTY),
5.00%,
12/01/23
............ 1,244,293
750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5.00%,
12/01/23
............ 834,535

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 750,000 Snohomish County Public Utility
District No 1 Current Refunding
Revenue Bonds, Series A,
5.00%,
12/01/24
............ $ 868,484
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5 .00%,
12/01/25
............ 5,671,045
775,000 Spokane & Whitman Counties School
District No 360 Cheney Advance
Refunding GO, (School Board
GTY),
5.00%,
12/01/23
............ 862,545
1,000,000 State of Washington Advance
Refunding COP, (State Aid
Intercept Program),
5.00%,
07/01/24
............ 1,139,839
5,475,000 State of Washington Public
Improvements GO, Series C,
5.00%,
02/01/30
............ 6,352,546
2,760,000 State of Washington Public
Improvements GO, Series D,
5.00%,
02/01/24
............ 3,095,353
800,000 State of Washington Refunding GO,
Series R-2012C,
5.00%,
07/01/23
............ 835,906
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%,
12/01/24
............ 5,132,428
196,288,935
West Virginia — 0.1%
1,650,000 West Virginia Parkways Authority
Highway Improvements Revenue
Bonds,
5.00%,
06/01/26
............ 2,010,872
1,000,000 West Virginia Parkways Authority
Highway Improvements Revenue
Bonds,
5.00%,
06/01/30
............ 1,347,821
3,358,693
Wisconsin — 1.4%
1,000,000 State of Wisconsin Advance Refunding
Revenue Bonds, Series B,
5.00%,
05/01/28
............ 1,212,294
Principal
Amount Value
Wisconsin (continued)
$ 4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%,
06/01/29
(a) .......... $ 5,337,247
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds, Series 1,
5.00%,
06/01/23
............ 1,088,683
1,000,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Refunding Revenue Bonds, Series
1,
5.00%,
06/01/26
(a) .......... 1,088,684
14,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%,
05/01/29
............ 17,457,415
10,465,000 State of Wisconsin Environmental
Improvement Fund Revenue,
Green Bond, Series A,
5.00%,
06/01/35
............ 13,704,858
1,200,000 State of Wisconsin General Fund
Advance Refunding Revenue
Bonds, Series B,
5.00%,
05/01/27
............ 1,459,794
3,205,000 State of Wisconsin Public
Improvements GO, Series B,
5.00%,
05/01/30
(a) .......... 3,323,065
1,900,000 State of Wisconsin Refunding Bonds
GO, Series 3,
5.00%,
11/01/25
(a) .......... 2,016,494
1,000,000 State of Wisconsin Refunding GO,
Series 1,
5.00%,
05/01/24
............ 1,085,956
860,000 State of Wisconsin Refunding Notes
GO, Series A,
5.00%,
05/01/28
............ 1,011,309
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%,
07/01/26
............ 6,031,506
1,600,000 Wisconsin Department of
Transportation Pre-refunded
Current Refunding Revenue
Bonds, Series 1,
5.00%,
07/01/29
(a) .......... 1,671,983

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
Wisconsin (continued)
$ 2,250,000 Wisconsin Health & Educational
Facilities Authority Refunding
Revenue Bonds, Series A,
5.13%,
04/15/31
(a) .......... $ 2,436,753
58,926,041
Total Municipal Bonds
(Cost $3,770,619,818)
3,883,325,383
CORPORATE BONDS — 1.8%
United States — 1.8%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%,
08/01/27
............ 1,644,990
3,000,000 BayCare Health System, Inc., Series
2020,
2.61%,
11/15/22
............ 3,082,477
5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%,
11/15/25
............ 4,943,070
1,750,000 Bon Secours Mercy Health, Inc.,
1.35%,
06/01/25
............ 1,777,769
8,000,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%,
09/01/30
............ 8,191,374
5,000,000 Leland Stanford Junior University
(The),
1.29%,
06/01/27
............ 5,071,303
5,750,000 PeaceHealth Obligated Group, Series
2020,
1.38%,
11/15/25
............ 5,841,779
20,500,000 Seattle Children's Hospital, Series
2021,
1.21%,
10/01/27
............ 20,189,580
1,000,000 Smithsonian Institution,
1.77%,
09/01/28
............ 1,011,592
10,000,000 Yale University, Series 2020,
0.87%,
04/15/25
............ 10,061,243
12,550,000 Yale University, Series 2020,
1.48%,
04/15/30
............ 12,549,729
Total Corporate Bonds
(Cost $74,267,510)
74,364,906
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 3.8%
U.S. Treasury Notes — 3.8%
$ 160,000,000 1.13%,
02/15/31
................ $ 158,500,000
Total U.S. Government Securities
(Cost $156,995,722)
158,500,000
Shares
INVESTMENT COMPANY — 4.1%
172,780,349 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(d) ... 172,780,349
Total Investment Company
(Cost $172,780,349)
172,780,349
TOTAL INVESTMENTS — 102.0%
(Cost $4,174,663,399)
$ 4,288,970,638
LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.0)%
(84,467,775)
NET ASSETS — 100.0%
$ 4,204,502,863
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of July 31, 2021.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Fund Guarantee
Q-SBLF — Qualified-School Board Loan Fund

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 1.0%
Arizona ..................................... 1.3
Arkansas .................................... 0.2
California ................................... 4.5
Colorado .................................... 2.5
Connecticut ................................. 3.3
Delaware .................................... 2.2
District of Columbia ........................... 2.1
Florida ..................................... 3.6
Georgia ..................................... 3.8
Hawaii ..................................... 3.2
Idaho ...................................... 0.1
Illinois ..................................... 0.2
Indiana ..................................... 0.3
Iowa ....................................... 1.2
Kansas ..................................... 0.1
Maine ...................................... 0.2
Maryland ................................... 3.4
Massachusetts ................................ 3.4
Michigan ................................... 0.2
Minnesota ................................... 1.2
Mississippi .................................. 0.3
Missouri .................................... 0.4
Montana .................................... 0.1
Nevada ..................................... 0.2
New Hampshire .............................. 0.2
New Jersey .................................. 3.3
New Mexico ................................. 0.0 *
New York ................................... 16.5
North Carolina ............................... 1.9
Ohio ....................................... 3.4
Oklahoma ................................... 0.7
Oregon ..................................... 0.9
Pennsylvania ................................. 2.5
Rhode Island ................................. 0.3
South Carolina ............................... 0.3
South Dakota ................................ 0.7
Tennessee ................................... 0.6
Texas ....................................... 11.3
Utah ....................................... 1.5
Virginia .................................... 3.0
Washington .................................. 4.7
West Virginia ................................ 0.1
Wisconsin ................................... 1.4
Other** ..................................... 7.7
100.0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.